OTHER PAYABLES AND ACCRUED LIABILITIES (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Line Items [Line Items]
Contract deposit | ¥			¥ 102	¥ 102
Social security payable | ¥	[1]		96	104
Payroll payable | ¥			423	433
Welfare payable | ¥			10	24
Accrued expenses | ¥			2,909	1,484
Others | ¥			18	14
Other payables and accrued liabilities | ¥			¥ 3,558	¥ 2,161
USD [Member]
Statement Line Items [Line Items]
Contract deposit | $		$ 16
Social security payable | $	[1]	15
Payroll payable | $		65
Welfare payable | $		2
Accrued expenses | $		445
Others | $		2
Other payables and accrued liabilities | $		$ 545

[1]	The social security payable represents the amounts payable for the PRC government-managed retirement insurance, medical insurance, etc.